Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands	12 Months Ended
Sep. 30, 2009
Consolidated Statements Of Operations [Abstract]
Earnings from discontinued operations, tax	$ 568
Loss on sale of discontinued operations, tax	$ 905